Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Retail Class
Account Value [Line Items]
Account Value	$ 29,600	$ 22,559	$ 18,363	$ 24,809	$ 16,159	$ 13,413	$ 12,332	$ 11,877	$ 10,035	$ 10,846	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	278,516	211,547	171,449	230,640	149,623	123,544	112,947	104,286
Retail Class
Account Value [Line Items]
Account Value	37,854	30,108	22,337	28,047	17,660	13,317	13,750	12,033	9,874	10,766	10,000
Institutional Class
Account Value [Line Items]
Account Value	332,761	263,215	194,139	242,164	151,392	113,544	116,619	101,480
Retail Class
Account Value [Line Items]
Account Value	30,575	27,302	24,911	41,150	22,958	16,752	14,349	13,091	10,106	10,573	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 260,828	231,557	210,619	345,653	191,481	138,841	118,257	107,279
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	13,232	10,959	10,729	10,000
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Account Value	$ 27,178	23,622	19,184	27,240	18,947	16,930	14,859	12,746	10,711	10,945	10,000
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Account Value	$ 23,975	21,110	17,949	21,027	13,722	14,707	14,509	12,896	10,781	10,640	10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 263,998	214,414	180,250	209,266	145,158	136,261	125,030	108,932
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Account Value	$ 241,491	209,897	170,465	242,049	168,357	150,438	132,033	111,400
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Account Value	$ 198,784	175,027	148,822	174,343	113,774	121,938	120,298	105,988
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 263,998	214,414	180,250	209,266	145,158	136,261	125,030	108,932
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 179,870	164,812	139,044	208,872	137,997	133,358	134,015	109,972
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	$ 10,026	$ 11,234	$ 10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 263,998	214,414	180,250	209,266	145,158	136,261	125,030	108,932
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 179,870	$ 164,812	$ 139,044	$ 208,872	$ 137,997	$ 133,358	$ 134,015	$ 109,972